FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 7.1
Long-term debt	$ 4,111.5	4,240.2	$ 4,219.6
Lease liabilities	142.3	114.2	122.6
Derivative financial instruments	(325.3)	(388.8)
Cash and cash equivalents	(74.0)	(2.4)	(1.1)	$ (815.8)
Promissory note to the parent corporation	(160.0)	(160.0)
Net liabilities	3,694.5	3,810.3
Equity	$ 188.5	$ 121.5	$ (147.3)	$ 1,920.5